LEASE - Finance leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturities of finance leases
Total Finance lease liabilities	$ 50,153	$ 24,257
Total future minimum lease payments	53,705	25,220
Less: imputed interest	$ 3,552	$ 963